Income taxes - Tax loss carry forwards (Details) ¥ in Thousands	Mar. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
2021
2022
2023	14,881
2024	58,495
2025	125,300
Total	¥ 198,676